Share-based payments (Tables)	12 Months Ended
Jun. 30, 2018
Share-based payments
Schedule of movements in the number of share awards outstanding
Number of Class A ordinary shares
At 1 July 2017	295,913
Awarded	121,408
Forfeited	(2,532)
Vested	(331,636)

At 30 June 2018	83,153